                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-8047

                             SCUDDER YIELDWISE FUNDS
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        7/31

Date of reporting period:       7/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder YieldWise Funds

Scudder YieldWise Money Fund

Scudder YieldWise Government & Agency Money Fund

Scudder YieldWise Municipal Money Fund

Annual Report to Shareholders

July 31, 2004

Contents

<Click Here> Performance Summary

<Click Here> Information About Each Fund's Expenses

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Registered Public Accounting Firm

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary July 31, 2004

Scudder YieldWise Money Fund

Performance is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Performance reflects a partial fee waiver which improved results during the period. Without this fee waiver, the 7-day average yield as of July 31, 2004 would have been 0.73%.

Yield Comparison
[] Fund Yield [] First Tier Money Fund Average

Weekly 7-Day Average Yield

Yields are historical, will fluctuate and do not guarantee future results. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder YieldWise Money Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking as of 7/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	49	of	401	13
3-Year	23	of	350	7
5-Year	11	of	296	4

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2004. The fund is compared to the Lipper Money Market Instrument Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder YieldWise Government & Agency Money Fund

Performance is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Performance reflects a partial fee waiver which improved results during the period. Without this fee waiver, the 7-day average yield as of July 31, 2004 would have been 0.70%.

Yield Comparison
[] Fund Yield [] Government Money Fund Average

Weekly 7-Day Average Yield

Yields are historical, will fluctuate and do not guarantee future results. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder YieldWise Government & Agency Money Fund is compared to the Government Money Fund Average which consists of all non-institutional government money market funds tracked by iMoneyNet, Inc.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking as of 7/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	17	of	128	14
3-Year	8	of	120	7
5-Year	2	of	104	2

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2004. The fund is compared to the Lipper Government Money Market Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder YieldWise Municipal Money Fund

Performance is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Performance reflects a partial fee waiver which improved results during the period. Without this fee waiver, the 7-day average yield as of July 31, 2004 would have been 0.42%.

Yield Comparison
[] Fund Yield [] Tax-Free Money Fund Average

Weekly 7-Day Average Yield

Yields are historical, will fluctuate and do not guarantee future results. Income may be subject to state and local taxes and the alternative minimum tax. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder YieldWise Municipal Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by iMoneyNet, Inc.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking as of 7/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	23	of	131	18
3-Year	7	of	121	6
5-Year	4	of	106	4

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2004. The fund is compared to the Lipper Tax-Free Money Market Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. In the most recent six-month period, each Fund limited these expenses; had it not done so, expenses would have been higher. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended July 31, 2004.

The table illustrates each Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2004
Actual Fund Return	Money Fund	Government & Agency Money Fund	Municipal Money Fund
Beginning Account Value 1/31/04	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 7/31/04	$ 1,003	$ 1,003	$ 1,002
Expenses Paid per $1,000*	$ 2.74	$ 2.69	$ 3.13
Hypothetical 5% Fund Return	Money Fund	Government & Agency Money Fund	Municipal Money Fund
Beginning Account Value 1/31/04	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 7/31/04	$ 1,022	$ 1,022	$ 1,022
Expenses Paid per $1,000*	$ 2.76	$ 2.71	$ 3.16

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios
Scudder YieldWise Money Fund	0.55%
Scudder YieldWise Government & Agency Money Fund	0.54%
Scudder YieldWise Municipal Money Fund	0.63%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Scudder YieldWise Funds: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder YieldWise Funds. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

In the following interview, Portfolio Managers Christine C. Haddad and Joseph Benevento discuss the market environment and the portfolio team's approach to managing Scudder YieldWise Funds during the 12-month period ended July 31, 2004.

Q: Will you discuss the market environment for the funds during the 12-month period ended July 31, 2004?

A: As we came into July 2003, the market's focus turned from the reduction of the federal funds rate to its lowest level in more than 40 years to the employment situation and its effect on the direction of interest rates. As economic recovery gathered momentum over the months following - with the government reporting 8% and 4% GDP growth for the third and fourth quarters of 2003, respectively - the market's focus turned to the government's monthly nonfarm payroll announcements; i.e., when would US economic activity accelerate to the point that a substantial number of jobs would be created and the Fed would switch from an accommodative to a tightening stance?

With each monthly nonfarm payroll announcement during the first quarter of 2004, investors grew more disappointed, as job creation remained subdued. Money market yields reacted accordingly, with the one-year LIBOR declining from 1.60% at the start of this year to 1.35% by the end of March.1 As a result, the market's forecast for the start of Fed tightening was pushed further and further back. We kept weighted average maturity at the longer end of its range during the first quarter to capture additional yield.

1 LIBOR, London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market. It is not possible to invest directly into an index.

At the start of the second quarter, the Fed was signaling its concerns over a possible resurgence in inflation and hinted that it wasn't comfortable maintaining the fed funds rate at 1% indefinitely. In anticipation of a change in the Fed's stance, we reduced average maturity. Then, in early April, the nonfarm payroll figure surprised everyone as the government reported that the economy had created more than 300,000 new jobs in March. With this news, fixed-income markets experienced a dramatic turnaround, with one-year LIBOR spiking from 1.35% to 1.85% in anticipation of a potential rate hike as early as August. The May - and initially, June - jobs reports were also strong, and the Fed now stated that it would begin to raise interest rates in the near future. Markets reacted swiftly once again, with the yield curve steadily steepening from April through June and LIBOR rising to 2.5%. As the Fed's June meeting drew closer, we began to reduce average maturity, purchasing only shorter-term issues, as the market began to "price in" four to five additional Fed rate hikes. When the Fed finally raised the federal funds rate by 25 basis points in late June, it stated that it would conduct its credit-tightening program at a "measured" pace. As the money market yield curve began to stabilize, market participants resumed purchasing longer-term issues.

As we moved into July, US economic momentum seemed to slow as consumer purchasing slackened, job creation was minimal, energy prices rose and the geopolitical situation deteriorated. In reaction, investors began to question whether the number of Fed rate hikes that previously had been priced into the market would actually occur, and the yield curve flattened. At present, we are keeping average maturity relatively short: We are poised for an August rate hike, but we feel that the economic outlook is too uncertain to gauge possible Fed actions during the fourth quarter.

Q: How did the funds in the series perform over their most recent fiscal year and what strategies did you pursue during the period?

A: We were able to produce competitive yields in Scudder YieldWise Money Fund, Scudder YieldWise Government & Agency Money Fund and Scudder YieldWise Municipal Money Fund for the period.

During the second half of 2003 and the first quarter of this year, we pursued a "barbell" strategy within the Scudder YieldWise Money Fund and the Scudder YieldWise Government & Agency Money Fund. That is, we purchased longer-duration instruments with maturities of six to nine months and - increasingly - short-term securities with maturities of three months or less; we kept the shorter-term securities in the funds' portfolios to meet liquidity needs. For both funds, we also purchased callable agency securities. During the first six months of 2004, we increased our allocation in floating-rate securities. The interest rate of floating-rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Our decision to increase our allocation in floating-rate securities worked well during the period. As we moved into the second quarter of 2004, and the yield curve steepened sharply, we pursued a conservative strategy, emphasizing commercial paper and certificates of deposit.

Q: What has been the strategy for Scudder YieldWise Municipal Money Fund?

A: Over the 12-month period, we continued to focus on the highest-quality investments for Scudder YieldWise Municipal Money Fund while seeking competitive yields across the municipal investment spectrum. Earlier in the period, the supply of short-term municipal paper increased sharply due to sluggish economic growth and a slowdown in individual state and local government tax collection. Increased supply in the overall market was met with a surge in demand, as many investors took a defensive stance within their portfolios by purchasing tax-free money market securities.

Over most of the reporting period, we maintained a cautious stance by targeting an average maturity similar to that of our peers. At the close of the period, the fund was positioned with an average maturity target of 25 to 30 days. The fund also has a targeted portfolio allocation of 65% to 70% of assets in floating-rate securities and 30% to 35% in fixed-rate instruments. The fund's fixed-rate issues are currently structured with a "laddered" approach, so that the maturities of the various issues are distributed across the money market yield curve. During the period, we continued to focus on the highest-quality investments while seeking competitive yields. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

Q: What detracted from performance during the period?

A: During the second quarter, when the yield curve spiked, we waited to extend maturity until we were certain that one-year rates had peaked. We preferred to err on the side of caution, and we missed the recent top of LIBOR at 2.5%. Given the dramatic turns in economic data thus far this year, we feel it is prudent to keep maturity shorter - and forgo some yield pickup - when the direction of interest rates is so uncertain.

Q: Do you foresee any change in your management strategies?

A: We will continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yields for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary July 31, 2004

Scudder YieldWise Money Fund

Portfolio Composition	7/31/04	7/31/03

US Government Sponsored Agencies+	27%	23%
Commercial Paper	25%	41%
Floating Rate Notes	19%	22%
Certificates of Deposit and Bank Notes	15%	11%
Repurchase Agreements	11%	2%
Promissory Notes	2%	-
Short-Term Notes	1%	1%
	100%	100%

+ Not backed by the full faith and credit of the US Government
Weighted Average Maturity*
Scudder YieldWise Money Fund	58 days	84 days
First Tier Money Fund Average	41 days	53 days

Scudder YieldWise Government & Agency Money Fund

Portfolio Composition	7/31/04	7/31/03

Agencies Not Backed by the Full Faith and Credit of the US Government	66%	68%
Repurchase Agreements	21%	21%
Backed by the Full Faith and Credit of the US Government	13%	11%
	100%	100%
Weighted Average Maturity*
Scudder YieldWise Government & Agency Money Fund	56 days	81 days
Government Money Fund Average	38 days	49 days

Scudder YieldWise Municipal Money Fund

Portfolio Composition	7/31/04	7/31/03

Municipal Investments	100%	100%
Weighted Average Maturity*
Scudder YieldWise Municipal Money Fund	26 days	31 days
Tax-Free Money Fund Average	32 days	41 days

* The Funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average consists of all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds.

Portfolio composition is subject to change. For more complete details about the Funds' holdings, see pages 16-25. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form is available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of July 31, 2004

Scudder YieldWise Money Fund

	Principal Amount ($)	Value ($)

Certificate of Deposit and Bank Notes 14.7%
Barclays Bank PLC, 1.38%, 3/24/2005	3,000,000	2,998,637
Credit Lyonnais AG:
1.11%, 9/24/2004	10,000,000	10,000,000
1.14%, 12/31/2004	5,000,000	5,000,000
Credit Suisse First Boston, 1.45%, 9/15/2004	5,000,000	5,000,000
Fortis Bank NV, 1.385%, 9/3/2004	5,000,000	4,999,955
HBOS Treasury Service PLC, 1.12%, 8/10/2004	5,000,000	5,000,000
Landesbank Hessen-Thuringen Girozentrale, 1.27%, 9/13/2004	5,000,000	4,999,743
National Australia Bank Ltd., 1.45%, 12/13/2004	5,000,000	5,003,257
Norddeutsche Landesbank Girozentrale, 1.17%, 8/20/2004	5,000,000	5,000,000
Societe Generale, 1.185%, 1/4/2005	4,000,000	4,000,000
Total Certificate of Deposit and Bank Notes (Cost $52,001,592)		52,001,592

Commercial Paper 25.2%
Caisse Nationale Des Caisses, 1.51%**, 10/6/2004	4,000,000	3,988,927
CIT Group, Inc.:
1.57%**, 10/19/2004	5,000,000	4,982,774
1.62%**, 10/18/2004	4,000,000	3,985,960
Citigroup Inc., 1.73%**, 11/12/2004	4,000,000	3,980,201
Credit Suisse First Boston, 1.65%**, 11/16/2004	4,000,000	3,980,383
GE Capital International Funding, Inc., 1.74%**, 12/29/2004	6,000,000	5,956,500
Genworth Finance, Inc., 1.52%**, 10/1/2004	4,500,000	4,488,410
Giro Funding US Corp., 1.42%**, 8/26/2004	5,000,000	4,995,070
Grampain Funding Ltd., 1.6%**, 10/20/2004	5,000,000	4,982,222
Irish Life and Permanent PLC, 1.18%**, 8/6/2004	10,000,000	9,998,361
Lake Constance Funding LLC, 1.25%**, 10/20/2004	2,000,000	1,994,444
Perry Global Funding LLC:
1.14%**, 9/22/2004	8,000,000	7,986,827
1.18%**, 10/6/2004	6,000,000	5,987,020
Prudential PLC, 1.65%**, 10/29/2004	5,000,000	4,979,604
Scaldis Capital LLC:
1.45%**, 10/12/2004	5,000,000	4,985,500
1.52%**, 10/1/2004	6,859,000	6,841,334
Sheffield Receivables Corp., 1.3%**, 8/5/2004	5,000,000	4,999,278
Total Commercial Paper (Cost $89,112,815)		89,112,815
Floating Rate Notes* 18.5%
American Honda Finance Corp., 1.97%, 1/18/2005	5,000,000	5,009,276
Bank of America NA, 1.05%, 8/16/2004	5,000,000	5,000,000
Barclays Bank PLC, 1.21%, 10/19/2004	3,000,000	2,997,558
Bears Stearns Cos., Inc., 1.83%, 11/30/2004	7,225,000	7,237,508
CC (USA), Inc.:
144A, 1.335%, 8/13/2004	5,000,000	5,000,000
1.405%, 9/27/2004	5,000,000	4,999,923
Depfa Bank Plc, 1.27%, 6/15/2005	3,000,000	3,000,000
General Electric Capital Corp.:
1.565%, 12/15/2004	900,000	900,163
1.67%, 9/15/2004	4,000,000	4,000,979
Merrill Lynch & Co., Inc., 1.69%, 1/14/2005	4,000,000	4,006,202
Morgan Stanley, 1.4%, 2/18/2005	3,000,000	3,000,000
Tango Finance Corp., 144A, 1.386%, 3/22/2005	10,000,000	9,999,674
Wells Fargo & Co., 1.619%, 10/1/2004	10,000,000	10,001,791
Total Floating Rate Notes (Cost $65,153,074)		65,153,074

US Government Sponsored Agencies 27.1%
Federal Farm Credit Bank:
1.285%*, 12/15/2004	25,000,000	24,998,614
1.287%*, 6/13/2005	5,000,000	4,999,568
1.34%*, 1/17/2006	5,000,000	5,000,000
Federal Home Loan Bank:
1.248%*, 10/12/2004	5,000,000	4,999,603
1.45%, 1/11/2005	5,000,000	5,000,000
1.5%, 3/8/2005	5,000,000	5,000,000
2.0%, 11/15/2004	1,170,000	1,172,711
4.125%, 1/14/2005	8,185,000	8,289,980
Federal Home Loan Mortgage Corp.:
1.5%, 2/14/2005	3,000,000	3,000,000
1.538%*, 10/7/2005	25,000,000	25,000,000
Federal National Mortgage Association:
1.6%, 12/29/2004	5,000,000	5,000,000
1.75%, 5/23/2005	2,000,000	2,000,000
7.125%, 2/15/2005	1,000,000	1,028,458
Total US Government Sponsored Agencies (Cost $95,488,934)		95,488,934
Short Term Investments 1.4%
CitiFinancial Credit Co., 6.5%, 8/2/2004 (Cost $5,000,724)	5,000,000	5,000,724

Promissory Notes 2.0%
Goldman Sachs Group, Inc.:
1.25%, 10/25/2004	3,000,000	3,000,000
1.27%, 11/8/2004	4,000,000	4,000,000
Total Promissory Notes (Cost $7,000,000)		7,000,000

Repurchase Agreements 11.1%
Bank of America, 1.38%, dated 7/30/2004, to be repurchased at $38,004,370 on 8/2/2004 (b)	38,000,000	38,000,000
State Street Bank and Trust Co., 1.26%, dated 7/30/2004, to be repurchased at $1,290,135 on 8/2/2004 (c)	1,290,000	1,290,000
Total Repurchase Agreements (Cost $39,290,000)		39,290,000
Total Investment Portfolio - 100.0% (Cost $353,047,139) (a)		353,047,139

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2004.
** Annualized yield at the time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $353,047,139.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

30,318,258	Federal National Mortgage Association	5.000	3/1/2034	29,499,058
9,090,642	Federal National Mortgage Association	5.500	5/1/2034	9,098,551
Total Collateral Value				38,597,609

(c) Collateralized by $1,315,000 Federal National Mortgage Association, 1.875%, maturing on 1/15/2005 with a value of $1,315,822.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Scudder YieldWise Government & Agency Money Fund

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 65.9%
Federal Farm Credit Bank:
1.285%*, 12/15/2004	15,000,000	14,999,169
1.287%*, 6/13/2005	5,000,000	4,999,568
1.34%*, 1/17/2006	5,000,000	5,000,000
Federal Home Loan Bank:
1.248%*, 10/12/2004	5,000,000	4,999,603
1.28%**, 11/5/2004	2,000,000	1,993,173
1.33%*, 2/23/2005	5,000,000	5,000,000
1.344%*, 9/12/2005	5,000,000	4,996,647
1.5%, 1/7/2005	3,850,000	3,849,257
1.5%, 3/8/2005	2,500,000	2,500,000
2.0%, 11/15/2004	1,000,000	1,002,317
4.0%, 2/15/2005	1,050,000	1,064,923
4.125%, 1/14/2005	2,500,000	2,532,065
Federal Home Loan Mortgage Corp.:
1.315%**, 1/11/2005	4,000,000	3,976,184
1.5%*, 2/14/2005	2,000,000	2,000,000
Federal National Mortgage Association:
1.6%, 12/29/2004	5,000,000	5,000,000
1.75%, 5/23/2005	500,000	500,000
6.5%, 8/15/2004	2,000,000	2,004,002
7.125%, 2/15/2005	750,000	771,343
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $67,188,251)		67,188,251

Backed by the Full Faith and Credit of the US Government 13.2%
Hainan Airlines:
Series 2000-2, 1.459%*, 12/21/2004	5,921,357	5,921,357
Series 2001-1, 1.56%*, 12/15/2007	2,512,536	2,512,536
Series 2001-2, 1.56%*, 12/15/2007	2,512,536	2,512,536
Series 2001-3, 1.56%*, 12/15/2007	2,512,536	2,512,536
Total Backed by the Full Faith and Credit of the US Government (Cost $13,458,965)		13,458,965
Repurchase Agreements 20.9%
Bank of America, 1.38%, dated 7/30/2004, to be repurchased at $9,001,035 on 8/2/2004 (b)	9,000,000	9,000,000
JP Morgan Chase, Inc., 1.37%, dated 7/30/2004, to be repurchased at $2,000,228 on 8/2/2004 (c)	2,000,000	2,000,000
Morgan Stanley, 1.37%, dated 7/30/2004, to be repurchased at $10,001,142 on 8/2/2004 (d)	10,000,000	10,000,000
State Street Bank and Trust Co., 1.26%, dated 7/30/2004, to be repurchased at $378,040 on 8/2/2004 (e)	378,000	378,000
Total Repurchase Agreements (Cost $21,378,000)		21,378,000
Total Investment Portfolio - 100.0% (Cost $102,025,216) (a)		102,025,216

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2004.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $102,025,216.
(b) Collateralized by a $9,025,745 Federal National Mortgage Association, 5.5%, maturing on 6/1/2024 with a value of $9,140,011.
(c) Collateralized by $2,102,150 Federal Home Loan Mortgage Corp., 4.0%, maturing on 9/15/2017 with a value of $2,037,463.
(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

7,501,756	Federal Home Loan Mortgage Corp.	5.5-6.0	3/1/2032- 2/1/2033	7,599,246
2,552,507	Federal National Mortgage Association	5.5	2/1/2034	2,554,728
Total Collateral Value				10,153,974

(e) Collateralized by a $390,000 Federal National Mortgage Association, 1.875%, maturing on 1/15/2005 with a value of $390,244.

The accompanying notes are an integral part of the financial statements.

Scudder YieldWise Municipal Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
California 10.9%
California, Housing Finance Agency Revenue, Series 843, AMT, 1.16%*, 11/1/2005	855,000	855,000
California, Metropolitan Water District Southern California, Waterworks Revenue, Series A, 1.09%*, 7/1/2025	6,300,000	6,300,000
California, School Cash Reserve Program Authority, Series A, 3.0%, 7/6/2005	1,600,000	1,620,463
California, State Economic Recovery, Series C-11, 1.08%*, 7/1/2023 (c)	3,000,000	3,000,000
California, State Economic Recovery, Series C-15, 1.08%*, 7/1/2023 (c)	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/30/2005	700,000	708,799
Los Angeles, CA, General Obligation, Series L54J, 1.15%*, 6/30/2005	2,000,000	2,000,000
San Diego, CA, Water Authority, ABN Amro, Munitops Certificate Trust, Series 1998-10, 1.11%*, 7/5/2006 (b)	1,350,000	1,350,000
		19,834,262
Colorado 3.8%
Colorado, State Education Loan Program, Series L49J, 1.14%*, 8/9/2005	5,000,000	5,000,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 1.23%*, 7/1/2029 (c)	1,840,000	1,840,000
		6,840,000
Delaware 3.0%
Delaware, University of Delaware Revenue, Series B, 1.08%*, 11/1/2034	400,000	400,000
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 1.16%*, 1/1/2013 (c)	5,000,000	5,000,000
		5,400,000
Florida 4.0%
Charlotte County, FL, Florida Utilities Revenue, Series B, 1.08%*, 10/1/2021 (b)	2,000,000	2,000,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 1.13%*, 8/15/2033 (c)	200,000	200,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.13%*, 11/1/2028 (c)	1,055,000	1,055,000
Orlando, FL, Utility Committee, 1.12%*, 8/24/2004	4,000,000	4,000,000
		7,255,000
Georgia 3.0%
Georgia, Local Government Certificates of Participation, Floaters PT-1652, 1.12%*, 12/1/2022 (b)	1,405,000	1,405,000
La Grange, GA, Development Authority Revenue, LaGrange College Project, 1.13%*, 6/1/2031 (c)	2,000,000	2,000,000
Willacoochie, GA, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.13%*, 5/1/2021 (c)	2,000,000	2,000,000
		5,405,000
Hawaii 1.8%
Hawaii, General Obligation, ABN Amro, Munitops Certificates Trust, Series 2004-16, 1.15%*, 7/1/2012 (b)	3,200,000	3,200,000
Idaho 4.4%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 1.17%*, 4/1/2014 (c)	8,000,000	8,000,000
Illinois 7.6%
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 1.17%*, 12/1/2034 (c)	2,000,000	2,000,000
Illinois, Certificate of Participation, 2.0%, 10/22/2004	2,800,000	2,805,047
Illinois, Development Finance Authority, Regional Organization Bank Project, 1.25%*, 12/1/2020 (c)	2,550,000	2,550,000
Illinois, Health Facilities Authority Revenue, The Carle Foundation, Series B, 1.1%*, 7/1/2028 (b)	1,900,000	1,900,000
Illinois, Project Revenue, Development Finance Authority, Jewish Federation Projects, 1.1%*, 9/1/2024 (b)	125,000	125,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC Project, AMT, 1.17%*, 3/1/2018 (c)	1,870,000	1,870,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc. Project, AMT, 1.17%*, 7/1/2020 (c)	2,545,000	2,545,000
		13,795,047
Indiana 3.0%
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center I Project, AMT, 1.17%*, 6/1/2022 (c)	2,900,000	2,900,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 1.17%*, 6/1/2022 (c)	2,600,000	2,600,000
		5,500,000
Kentucky 1.7%
Lexington-Fayette County, KY, Industrial Development Revenue, YMCA Central Kentucky Project, 1.23%*, 7/1/2019 (c)	1,165,000	1,165,000
Pendleton County, KY, Multi-County Lease Revenue, Associate County Leasing Program, 1.21%*, 10/8/2004 (c)	2,000,000	2,000,000
		3,165,000
Michigan 15.0%
Detroit, MI, Water Supply, ABN Amro, Munitops Certificate Trust, Series 2003-3, 1.14%*, 1/1/2011 (b)	5,650,000	5,650,000
Detroit, MI, City School District:
Floater-PT-1844, 1.12%*, 5/1/2011 (b)	2,800,000	2,800,000
Floater-PT-1805, 1.14%*, 11/1/2010 (b)	400,000	400,000
Detroit, MI, Sewer Disposal Revenue:
Series E, 1.05%*, 7/1/2031 (b)	5,000,000	5,000,000
Series B, 1.1%*, 7/1/2033 (b)	900,000	900,000
Farmington Hills, MI, Economic Development Corp., Brookfield Building Association Project, 1.15%*, 11/1/2010 (c)	190,000	190,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 1.09%*, 12/1/2023 (c)	2,375,000	2,375,000
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 1.11%*, 6/1/2018 (c)	1,260,000	1,260,000
Michigan, Municipal Bond Authority Revenue, Series B-2, 2.0%, 8/23/2004 (c)	2,000,000	2,001,057
Michigan, State General Obligation, Series A, 2.0%, 9/30/2004	5,000,000	5,008,335
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 1.23%*, 10/1/2015 (c)	1,100,000	1,100,000
Oakland County, MI, Economic Development Corp., Acme Manufacturing Co. Project, AMT, 1.23%*, 11/1/2023 (c)	700,000	700,000
		27,384,392
Missouri 1.1%
St. Louis, MO, Development Finance Board, Air Cargo Facilities Revenue, AMT, 1.15%*, 3/1/2030 (c)	2,000,000	2,000,000
New Hampshire 2.7%
New Hampshire, State Business Finance Authority, Waste Management of NH, Inc., Project AMT, 1.17%*, 9/1/2012 (c)	5,000,000	5,000,000
New Jersey 0.7%
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 1.2%*, 3/1/2012	1,300,000	1,300,000
New York 3.6%
City of Rochester, NY, 1.12%*, 8/16/2004	4,000,000	4,000,000
New York, State Local Government Assistance Corp., Series A-BV, 1.03%*, 4/1/2021 (b)	300,000	300,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1, 1.05%*, 11/1/2022	400,000	400,000
New York City, NY, Transitional Finance Authority, Star Certificate, Series 2003-1, 1.11%*, 2/1/2011 (b)	1,755,000	1,755,000
New York State, Jay Street Development Corp., Centers Facility Lease Revenue, Series A-2, 1.05%*, 5/1/2022 (c)	150,000	150,000
		6,605,000
North Carolina 4.4%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 1.22%*, 5/1/2010 (c)	3,100,000	3,100,000
North Carolina, Municipal Power Agency No.1, Catawba Electric Revenue, 1.13%*, 1/1/2011 (b)	4,995,000	4,995,000
		8,095,000
Ohio 1.5%
Ohio, Higher Educational Facilities Community Revenue, Pooled Program, Series C, 1.2%*, 9/1/2025 (c)	2,695,000	2,695,000
Oklahoma 0.6%
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 1.11%*, 7/1/2032 (b)	1,140,000	1,140,000
Pennsylvania 5.1%
Bucks County, PA, Tax & Revenue Anticipation Notes, Series A, 2.0%, 12/31/2004	6,000,000	6,021,472
Dauphin County, PA, General Authority, Education & Health Loan Program, 1.13%*, 11/1/2017 (b)	190,000	190,000
Pennsylvania, Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 1.15%*, 3/1/2027 (b)	3,000,000	3,000,000
		9,211,472
Texas 9.5%
Houston, TX, Water & Sewer Systems Revenue, Star Certificates, Series 2003-14, 1.12%*, 6/1/2026 (b)	1,100,000	1,100,000
Texas, State General Obligation, Tax & Revenue Anticipation Notes, 2.0%, 8/31/2004	9,200,000	9,206,644
Texas, University of Texas, 1.12%*, 8/23/2004	7,000,000	7,000,000
		17,306,644
Utah 0.3%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series C, 1.1%*, 5/15/2036	400,000	400,000
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, 1.1%*, 2/1/2008	200,000	200,000
		600,000
Vermont 3.5%
Vermont, Student Assistance Corp., Student Loan Revenue, 1.25%*, 1/1/2008 (c)	6,405,000	6,405,000
Virginia 2.3%
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 1.17%*, 8/1/2020 (c)	4,200,000	4,200,000
Washington 1.7%
Tacoma, WA, General Obligation, 1.11%*, 8/5/2004	3,000,000	3,000,000
West Virginia 0.1%
Preston County, WV, Industrial Development Revenue, Allegheny Wood Project, Inc., AMT, 1.3%*, 12/1/2007 (c)	140,000	140,000
Wisconsin 4.7%
Pewaukee, WI, Industrial Development Revenue, Mixer Systems, Inc. Project, AMT, 1.3%*, 9/1/2020 (c)	1,900,000	1,900,000
Wisconsin, Health & Educational Facilities Authority Revenue, Wisconsin Lutheran College, 1.15%*, 9/1/2031 (c)	500,000	500,000
Wisconsin, Housing & Economic Development Authority, Business Development Revenue, Zero Zone, Inc. Project, AMT, 1.14%*, 8/1/2019 (c)	3,420,000	3,420,000
Wisconsin, Transportation Authority Revenue, 1.2%*, 1/12/2005	2,708,000	2,708,000
		8,528,000
Total Investment Portfolio - 100.0% (Cost $182,004,817) (a)		182,004,817

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2004.
(a) The cost for federal income tax purposes was $182,004,817.
(b) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	3.5
FGIC	Financial Guaranty Insurance Company	6.4
FSA	Financial Security Assurance	4.4
MBIA	Municipal Bond Investors Assurance	8.4

(c) Security incorporates a letter of credit from a major bank.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of July 31, 2004
Assets	Money Fund	Government & Agency Money Fund	Municipal Money Fund
Investments: Investments in securities, at amortized cost	$ 313,757,139	$ 80,647,216	$ 182,004,817
Repurchase agreements, at amortized cost	39,290,000	21,378,000	-
Total investments in securities, at amortized cost	353,047,139	102,025,216	182,004,817
Cash	893	68	193,676
Receivable for investments sold	-	-	505,000
Interest receivable	887,857	209,564	587,729
Receivable for Fund shares sold	181,690	336,387	810,711
Due from Advisor	-	-	40,730
Other assets	14,239	12,263	13,367
Total assets	354,131,818	102,583,498	184,156,030
Liabilities
Dividends payable	65,052	19,046	20,165
Payable for Fund shares redeemed	693	1,398,009	67
Accrued management fee	103,937	20,515	-
Other accrued expenses and payables	69,500	43,308	41,229
Total liabilities	239,182	1,480,878	61,461
Net assets, at value	$ 353,892,636	$ 101,102,620	$ 184,094,569
Net Assets
Net assets consist of: Undistributed net investment income	17,169	21,635	14,120
Accumulated net realized gain (loss)	(5,028)	-	-
Paid-in capital	353,880,495	101,080,985	184,080,449
Net assets, at value	$ 353,892,636	$ 101,102,620	$ 184,094,569
Shares outstanding	353,881,216	101,080,375	184,080,995
Net asset value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended July 31, 2004
Investment Income	Money Fund	Government & Agency Money Fund	Municipal Money Fund
Income: Interest	$ 5,010,931	$ 1,520,466	$ 2,617,471
Expenses: Management fee	1,884,898	680,211	1,195,160
Services to shareholders	370,205	74,046	198,902
Custodian fees	30,394	11,852	15,566
Auditing	34,470	34,114	30,735
Legal	15,243	13,859	23,614
Trustees' fees and expenses	38,863	24,842	32,760
Reports to shareholders	9,668	5,204	9,735
Registration fees	17,265	2,450	11,586
Other	24,219	5,100	16,974
Total expenses, before expense reductions	2,425,225	851,678	1,535,032
Expense reductions	(332,501)	(208,442)	(290,548)
Total expenses, after expense reductions	2,092,724	643,236	1,244,484
Net investment income	2,918,207	877,230	1,372,987
Net realized gain (loss) on investment transactions	2,683	6,370	14,332
Net increase (decrease) in net assets resulting from operations	$ 2,920,890	$ 883,600	$ 1,387,319

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Money Fund
Increase (Decrease) in Net Assets	Years Ended July 31,
	2004	2003
Operations: Net investment income	$ 2,918,207	$ 7,268,438
Net realized gain (loss) on investment transactions	2,683	52,266
Net increase (decrease) in net assets resulting from operations	2,920,890	7,320,704
Distributions to shareholders from net investment income	(2,917,385)	(7,314,588)
Fund share transactions: Proceeds from shares sold	200,191,145	307,371,466
Reinvestment of distributions	2,828,165	7,187,162
Cost of shares redeemed	(353,029,678)	(512,150,616)
Net increase (decrease) in net assets from Fund share transactions	(150,010,368)	(197,591,988)
Increase (decrease) in net assets	(150,006,863)	(197,585,872)
Net assets at beginning of period	503,899,499	701,485,371
Net assets at end of period (including undistributed net investment income of $17,169 and $16,327, respectively)	$ 353,892,636	$ 503,899,499
Other Information
Shares outstanding at beginning of period	503,891,682	701,483,660
Shares sold	200,191,137	307,371,466
Shares issued to shareholders in reinvestment of distributions	2,828,165	7,187,162
Shares redeemed	(353,029,768)	(512,150,606)
Net increase (decrease) in Fund shares	(150,010,466)	(197,591,978)
Shares outstanding at end of period	353,881,216	503,891,682

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Government & Agency Money Fund
Increase (Decrease) in Net Assets	Years Ended July 31,
	2004	2003
Operations: Net investment income	$ 877,230	$ 2,410,694
Net realized gain (loss) on investment transactions	6,370	15,196
Net increase (decrease) in net assets resulting from operations	883,600	2,425,890
Distributions to shareholders from net investment income	(869,161)	(2,397,427)
Fund share transactions: Proceeds from shares sold	124,641,345	196,573,182
Reinvestment of distributions	847,236	2,366,924
Cost of shares redeemed	(197,463,278)	(273,824,326)
Net increase (decrease) in net assets from Fund share transactions	(71,974,697)	(74,884,220)
Increase (decrease) in net assets	(71,960,258)	(74,855,757)
Net assets at beginning of period	173,062,878	247,918,635
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $21,635 and $7,196, respectively)	$ 101,102,620	$ 173,062,878
Other Information
Shares outstanding at beginning of period	173,054,992	247,939,212
Shares sold	124,641,345	196,573,182
Shares issued to shareholders in reinvestment of distributions	847,236	2,366,924
Shares redeemed	(197,463,198)	(273,824,326)
Net increase (decrease) in Fund shares	(71,974,617)	(74,884,220)
Shares outstanding at end of period	101,080,375	173,054,992

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Municipal Money Fund
Increase (Decrease) in Net Assets	Years Ended July 31,
	2004	2003
Operations: Net investment income	$ 1,372,987	$ 3,287,877
Net realized gain (loss) on investment transactions	14,332	(37)
Net increase (decrease) in net assets resulting from operations	1,387,319	3,287,840
Distributions to shareholders from net investment income	(1,371,634)	(3,289,511)
Fund share transactions: Proceeds from shares sold	101,201,638	173,472,539
Reinvestment of distributions	1,360,814	3,258,431
Cost of shares redeemed	(223,009,510)	(224,032,803)
Net increase (decrease) in net assets from Fund share transactions	(120,447,058)	(47,301,833)
Increase (decrease) in net assets	(120,431,373)	(47,303,504)
Net assets at beginning of period	304,525,942	351,829,446
Net assets at end of period (including undistributed and accumulated distributions in excess of net investment income of $14,120 and $1,460, respectively)	$ 184,094,569	$ 304,525,942
Other Information
Shares outstanding at beginning of period	304,527,549	351,829,382
Shares sold	101,203,272	173,472,539
Shares issued to shareholders in reinvestment of distributions	1,360,814	3,258,431
Shares redeemed	(223,010,640)	(224,032,803)
Net increase (decrease) in Fund shares	(120,446,554)	(47,301,833)
Shares outstanding at end of period	184,080,995	304,527,549

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder YieldWise Money Fund
Years Ended July 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.007	.012	.02	.06	.06
Less distributions from net investment income	(.007)	(.012)	(.02)	(.06)	(.06)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.68	1.21	2.11	5.64[b]	5.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	354	504	701	978	930
Ratio of expenses before expense reductions (%)	.56	.51	.47	.44[c]	.47
Ratio of expenses after expense reductions (%)	.49	.38	.36	.34[c]	.34
Ratio of net investment income (%)	.68	1.23	2.15	5.49	5.72

a Total returns would have been lower had certain expenses not been reduced.
b Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution the total return would have been lower.
c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .44% and .34%, respectively.

Scudder YieldWise Government & Agency Money Fund
Years Ended July 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.006	.012	.02	.06	.06
Less distributions from net investment income	(.006)	(.012)	(.02)	(.06)	(.06)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.64	1.16	2.09	5.67	5.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	101	173	248	388	385
Ratio of expenses before expense reductions (%)	.63	.65	.58	.54[b]	.63
Ratio of expenses after expense reductions (%)	.47	.37	.31	.21[b]	.10
Ratio of net investment income (%)	.65	1.18	2.16	5.55	5.87

a Total returns would have been lower had certain expenses not been reduced.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .53% and .21%, respectively.

Scudder YieldWise Municipal Money Fund
Years Ended July 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.010	.02	.04	.04
Less distributions from net investment income	(.005)	(.010)	(.02)	(.04)	(.04)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.54	1.03	1.63	3.86	3.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	184	305	352	441	257
Ratio of expenses before expense reductions (%)	.62	.55	.54	.55[b]	.69
Ratio of expenses after expense reductions (%)	.50	.30	.16	.00[b]	.00
Ratio of net investment income (%)	.55	1.03	1.64	3.76	3.98

a Total returns would have been lower had certain expenses not been reduced.
b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .55% and .00%, respectively.

Notes to Financial Statements

A. Significant Accounting Policies

Scudder YieldWise Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds (the "Funds"). Each Fund takes its own approach to money market investing. Scudder YieldWise Money Fund emphasizes yield through a more diverse universe of investments, while Scudder YieldWise Government & Agency Money Fund, formerly Scudder YieldWise Government Money Fund, emphasizes government securities. Scudder YieldWise Municipal Money Fund invests for federally tax-free income.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At July 31, 2004, the Scudder YieldWise Money Fund had a net tax basis capital loss carryforwards of approximately $5,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2010, the expiration date, whichever occurs first.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At July 31, 2004, the Funds' components of distributable earnings (accumulated losses) on a tax-basis were as follows:

	Scudder YieldWise Money Fund	Scudder YieldWise Government & Agency Money Fund	Scudder YieldWise Municipal Money Fund
Undistributed ordinary income*	$ 88,446	$ 45,018	$ -
Undistributed tax-exempt income	-	-	39,614
Capital loss carryforwards	(5,000)	-	-

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

Fund	Years Ended July 31,
	2004	2003
Scudder YieldWise Money Fund - from ordinary income*	$ 2,917,385	7,314,588
Scudder YieldWise Government & Agency Money Fund - from ordinary income*	869,161	2,397,427
Scudder YieldWise Municipal Money Fund - from tax-exempt income	1,371,634	3,289,511

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreements with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreements. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of each Fund's average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next $250,000,000 of such net assets and 0.25% of such net assets in excess of $800,000,000, computed and accrued daily and payable monthly.

For the period from August 1, 2003 to November 30, 2003, the Advisor agreed to temporarily waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund as follows: for Scudder YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.38%; for Scudder YieldWise Government & Agency Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.37%; for Scudder YieldWise Municipal Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.30%.

In addition, effective December 1, 2003, the Advisor has agreed to voluntarily waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund as follows: for Scudder YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.55%; for Scudder YieldWise Government & Agency Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.54%; for Scudder YieldWise Municipal Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.63%. The waiver may be changed or terminated at any time without notice.

Accordingly, for the year ended July 31, 2004, the Funds incurred the following management fees:

Fund	Total Aggregated ($)	Not Imposed ($)	Effective Rate (%)
Scudder YieldWise Money Fund	1,884,898	85,766.42
Scudder YieldWise Government & Agency Money Fund	680,211	160,573.38
Scudder YieldWise Municipal Money Fund	1,195,160	124,182.43

For the year ended July 31, 2004, the Advisor has agreed to reimburse the Funds for expenses in the following amounts:

Fund	Amount ($)
Scudder YieldWise Money Fund	1,699
Scudder YieldWise Government & Agency Money Fund	772
Scudder YieldWise Municipal Money Fund	1,067

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Funds. For the year ended July 31, 2004, the amounts charged to the Funds by SISC were as follows:

Fund	Total Aggregated ($)	Not Imposed ($)	Unpaid at July 31, 2004 ($)
Scudder YieldWise Money Fund	244,427	244,427	-
Scudder YieldWise Government & Agency Money Fund	47,039	47,039	-
Scudder YieldWise Municipal Money Fund	165,267	165,267	-

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the year ended July 31, 2004, no transfer agent credits were earned by the Funds. During the year ended July 31, 2004, the Funds' custodian fees were reduced as follows:

Fund	Custodian Credits ($)
Scudder YieldWise Money Fund	609
Scudder YieldWise Government & Agency Money Fund	58
Scudder YieldWise Municipal Money Fund	32

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

The Trustees and Shareholders of Scudder YieldWise Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Scudder YieldWise Funds (the "Funds") comprising Scudder YieldWise Money Fund, Scudder YieldWise Government & Agency Money Fund, formerly Scudder YieldWise Government Money Fund, and Scudder YieldWise Municipal Money Fund, as of July 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Scudder YieldWise Funds at July 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts September 22, 2004	/s/ Ernst & Young LLP

Tax Information (Unaudited)

Of the dividends paid from net investment income for the Scudder YieldWise Municipal Money Fund for the taxable year ended July 31, 2004, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of July 31, 2004. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairman, 2004-present Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co.; Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	81
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company).	81
Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation.	81
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994).	81
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products).	81
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998).	81
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm).	81
Fred B. Renwick (1930) Trustee, 1988-present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business (2001-present); formerly, Professor, New York University Stern School of Business (1965-2001). Directorships: The Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; member of the Investment Committee of Atlanta University Board of Trustees; Chair of the Investment Committee, American Bible Society Board of Trustees.	81
John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems.	81

Interested Trustee and Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
William N. Shiebler[3] (1942) Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	147
Julian F. Sluyters[4] (1960) Chief Executive Officer, 2004-present	Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management
n/a
Brenda Lyons[5] (1963) President, 2003-present	Managing Director, Deutsche Asset Management	n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director, Deutsche Asset Management	n/a
Kenneth Murphy[5] (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Charles A. Rizzo[5] (1957) Treasurer and Chief Financial Officer, 2002-present	Managing Director, Deutsche Asset Management (April 2004-present); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
John Millette[5] (1962) Secretary, 2001-present	Director, Deutsche Asset Management	n/a
Lisa Hertz[4] (1970) Assistant Secretary, 2003-present	Assistant Vice President, Deutsche Asset Management	n/a
Daniel O. Hirsch[6] (1954) Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director, Deutsche Asset Management	n/a
Kevin Gay[5] (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management	n/a
Salvatore Schiavone[5] (1965) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[5] (1957) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
3 Address: 280 Park Avenue, New York, New York
4 Address: 345 Park Avenue, New York, New York
5 Address: Two International Place, Boston, Massachusetts
6 Address: One South Street, Baltimore, Maryland

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

moneyfunds.scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Scudder YieldWise Money Fund	Scudder YieldWise Government & Agency Money Fund	Scudder YieldWise Municipal Money Fund
Nasdaq Symbol	SYWXX	SYGXX	SYUXX
CUSIP Number	81124A-108	81124A-207	81124A-306
Fund Number	80	58	67

Notes

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, July 31, 2004, Scudder Yeildwise Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its
Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                          SCUDDER YIELDWISE MONEY FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
                                     Audit-                      All
         Fiscal          Audit      Related          Tax        Other
          Year           Fees         Fees           Fees        Fees
         Ended          Billed       Billed         Billed      Billed
        April 30        to Fund     to Fund        to Fund      to Fund
--------------------------------------------------------------------------------
2004                    $28,239       $0           $4,983        $0
--------------------------------------------------------------------------------
2003                    $26,621       $0           $4,612        $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                       Audit-                                 All
                      Related             Tax                Other
                        Fees              Fees                Fees
                      Billed to         Billed to           Billed to
                    Adviser and       Adviser and         Adviser and
         Fiscal      Affiliated        Affiliated          Affiliated
          Year         Fund              Fund                Fund
         Ended        Service           Service             Service
        April 30     Providers         Providers           Providers
--------------------------------------------------------------------------------
2004                  $133,500           $0                    $0
--------------------------------------------------------------------------------
2003                  $325,700           $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total
                             Non-Audit Fees
                               billed to
                             Adviser and
                            Affiliated Fund
                          Service Providers          Total
                            (engagements            Non-Audit
                          related directly      Fees billed to
                 Total         to the            Adviser and
               Non-Audit     operations        Affiliated Fund
    Fiscal       Fees        and financial    Service Providers
     Year       Billed         reporting         (all other          Total of
    Ended      to Fund        of the Fund        engagements)       (A), (B)
   April 30      (A)              (B)                 (C)            and (C)
--------------------------------------------------------------------------------
2004           $4,983              $0            $681,000         $685,983
--------------------------------------------------------------------------------
2003           $4,612              $0           $4,152,492        4,157,104
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                SCUDDER YIELDWISE GOVERNMENT & AGENCY MONEY FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
                                     Audit-                      All
         Fiscal          Audit      Related          Tax        Other
          Year           Fees         Fees           Fees        Fees
         Ended          Billed       Billed         Billed      Billed
        April 30        to Fund     to Fund        to Fund      to Fund
--------------------------------------------------------------------------------
2004                    $27,476       $0           $4,849        $0
--------------------------------------------------------------------------------
2003                    $25,628       $0           $4,436        $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                       Audit-                                 All
                      Related             Tax                Other
                        Fees              Fees                Fees
                      Billed to         Billed to           Billed to
                    Adviser and       Adviser and         Adviser and
         Fiscal      Affiliated        Affiliated          Affiliated
          Year         Fund              Fund                Fund
         Ended        Service           Service             Service
        April 30     Providers         Providers           Providers
--------------------------------------------------------------------------------
2004                   $133,500           $0                    $0
--------------------------------------------------------------------------------
2003                   $325,700           $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total
                             Non-Audit Fees
                               billed to
                             Adviser and
                            Affiliated Fund
                          Service Providers          Total
                            (engagements            Non-Audit
                          related directly      Fees billed to
                 Total         to the            Adviser and
               Non-Audit     operations        Affiliated Fund
    Fiscal       Fees        and financial    Service Providers
     Year       Billed         reporting         (all other          Total of
    Ended      to Fund        of the Fund        engagements)       (A), (B)
   April 30      (A)              (B)                 (C)            and (C)
--------------------------------------------------------------------------------
2004          $4,849              $0              $681,000           $685,849
--------------------------------------------------------------------------------
2003          $4,436              $0             $4,152,492         $4,156,928
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                     SCUDDER YIELDWISE MUNICIPAL MONEY FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
                                     Audit-                      All
         Fiscal          Audit      Related          Tax        Other
          Year           Fees         Fees           Fees        Fees
         Ended          Billed       Billed         Billed      Billed
        April 30        to Fund     to Fund        to Fund      to Fund
--------------------------------------------------------------------------------
2004                    $27,790      $0            $4,904        $0
--------------------------------------------------------------------------------
2003                    $25,900      $0            $4,484        $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                       Audit-                                 All
                      Related             Tax                Other
                        Fees              Fees                Fees
                      Billed to         Billed to           Billed to
                    Adviser and       Adviser and         Adviser and
         Fiscal      Affiliated        Affiliated          Affiliated
          Year         Fund              Fund                Fund
         Ended        Service           Service             Service
        April 30     Providers         Providers           Providers
--------------------------------------------------------------------------------
2004                  $133,500            $0                    $0
--------------------------------------------------------------------------------
2003                  $325,700            $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total
                             Non-Audit Fees
                               billed to
                             Adviser and
                            Affiliated Fund
                          Service Providers          Total
                            (engagements            Non-Audit
                          related directly      Fees billed to
                 Total         to the            Adviser and
               Non-Audit     operations        Affiliated Fund
    Fiscal       Fees        and financial    Service Providers
     Year       Billed         reporting         (all other          Total of
    Ended      to Fund        of the Fund        engagements)       (A), (B)
   April 30      (A)              (B)                 (C)            and (C)
--------------------------------------------------------------------------------
2004          $4,904             $0               $681,000           $685,904
--------------------------------------------------------------------------------
2003          $4,484             $0              $4,152,492         $4,156,976
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Money Fund

By:                                 /s/Julian Sluyters
                                    -------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder YieldWise Money Fund

By:                                 /s/Julian Sluyters
                                    -------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

By:                                 /s/Paul Schubert
                                    -------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 1, 2004

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Government Money Fund

By:                                 /s/Julian Sluyters
                                    -------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Government Money Fund

By:                                 /s/Julian Sluyters
                                    -------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

By:                                 /s/Paul Schubert
                                    -------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 1, 2004

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Municipal Money Fund

By:                                 /s/Julian Sluyters
                                    -------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Municipal Money Fund

By:                                 /s/Julian Sluyters
                                    -------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

By:                                 /s/Paul Schubert
                                    -------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 1, 2004